The Company and a Summary of its Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Revenues Disaggregated by Revenue Source

The following tables present the Company’s revenues disaggregated by revenue source during the years ended December 31, 2019 and 2018, respectively (in thousands):

	Year Ended December 31,
	2019	2018
Assay Revenue
PLA Test	$1,403	$1,281
Contract Revenue
Adhesive Patch kits	476	441
RNA Extractions	626	396
Project Management Fees	336	223
Other	523	101
Total Revenue	$3,364	$2,442

Assumptions Used to Estimate Fair Value of Each Option for Employees on Date of Grant

The fair value of each option for employees was estimated on the date of grant using the following assumptions:

Year Ended December 31,
	2019	2018
Assumed risk-free interest rate	1.68% - 2.50%	2.46% - 3.00%
Assumed volatility	72.30% - 73.50%	72.30% - 78.25%
Expected option term	6.02 - 6.08 years	5.76 - 6.04 years
Expected dividend yield	—	—

Summary of Assets and Liabilities Measured at Fair Value On Recurring Basis	The following table provides a summary of the assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2018 (in thousands):

	December 31, 2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liabilities:
Derivative liability	$—	$—	$2,880	$2,880
Total liabilities	$—	$—	$2,880	$2,880